Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	€ 23,813	€ 22,018	€ 21,842
IFRS Group Equity	26,372	24,661	€ 24,433	€ 22,531
Available Own Funds	19,431	18,582
DNB Bank ASA [member]
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	23,813	22,018
IFRS adjustments for Other Equity instruments and non controlling interests	2,559	2,644
IFRS Group Equity	26,372	24,661
Solvency II revaluations & reclassifications	(9,096)	(8,621)
Transferability restrictions	(1,772)	(1,766)
Excess of Assets over Liabilities	15,504	14,274
Availability adjustments	4,020	4,416
Fungibility adjustments	(93)	(108)
Available Own Funds	€ 19,431	€ 18,582